Share Purchase Warrants	3 Months Ended
Jan. 31, 2023
Share Purchase Warrants [Abstract]
Share Purchase Warrants
6.	Share Purchase Warrants

The following table summarizes the continuity of the Company’s share purchase warrants:

	Number of warrants	Weighted average exercise price

Balance, October 31, 2021 and January 31, 2022	526,666	$21.84

Issued	66,245	60.00

Balance, October 31, 2022	592,911	26.10

Issued (note 5c(i))	57,692	10.85

Balance, January 31, 2023	650,603	$24.75

As of January 31, 2023, the following share purchase warrants were outstanding:

Number of warrants outstanding	Exercise price		Expiry date

250,000	$4.50		April 22, 2024
276,666	$37.50		December 22, 2022
66,245	$60.00		August 14, 2023
57,692	$10.85	(*)	November 17, 2027

650,603

(*)	Exercise price is USD$8.125.